Note 5 - Fair Value of Below Market Time Charters Acquired (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Below Market Time Charters, Future Amortization Expense [Table Text Block]
Balance, January 1, 2025	2,626,130
Amortization of fair value of below market time charters acquired	2,450,015
Balance, June 30, 2025	176,115